Subsequent events (Details) € / shares in Units, ¥ / shares in Units, $ / shares in Units, € in Millions, ¥ in Millions, $ in Billions	Feb. 13, 2026 shares	Jan. 13, 2026 CNY (¥) ¥ / shares	Jan. 13, 2026 USD ($)	Apr. 10, 2026 CNY (¥)	Feb. 28, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 € / shares	Sep. 01, 2025 EUR (€)
Subsequent events
Aggregate principal amount						¥ 8,300
Dividends Payable | $							$ 1.4
Ceconomy [Member]
Subsequent events
Business Acquisition, Percentage of Shareholding Secured						59.80%	59.80%
Consideration payable per share | € / shares								€ 4.6
Ceconomy [Member]
Subsequent events
Total shareholding in ceconomy in combination with retained stake of convergenta						85.20%	85.20%
Business Combination Consideration Payable | €									€ 1,335
American Depositary Share
Subsequent events
Cash dividend, per ordinary share | $ / shares							$ 1
Ordinary shares
Subsequent events
Cash dividend, per ordinary share | $ / shares							$ 0.5
Subsequent event | Deppon Logistics [Member]
Subsequent events
Stock Repurchase Price Per Share | ¥ / shares		¥ 19
Payments To Acquire Non controlling Interests		¥ 3,800	$ 0.5
Stock Repurchased During Period, Shares | shares	197,259,820
Subsidiary, Ownership Percentage, Parent					99.70%
Percentage Of Shares Submitting Valid Applications	19.50%
Subsequent event | Unsecured Debt [Member] | 2.05% notes due 2031
Subsequent events
Aggregate principal amount				¥ 7,500
Interest rate (as a percent)				2.05%
Subsequent event | Unsecured Debt [Member] | 2.75% notes due 2036
Subsequent events
Aggregate principal amount				¥ 2,500
Interest rate (as a percent)				2.75%